Average Annual Total Returns - FidelityManagedRetirementFunds-Z6ComboPRO - FidelityManagedRetirementFunds-Z6ComboPRO - Fidelity Managed Retirement 2010 Fund	Sep. 29, 2023
Fidelity Advisor Managed Retirement 2010 Fund - Class Z6 | Return Before Taxes
Average Annual Return:
Past 1 year	(12.21%)
Since Inception	1.23%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	(1.94%)	[1]
IXZNG
Average Annual Return:
Past 1 year	(11.74%)
Since Inception	1.20%	[1]

[1]	AFrom August 1, 2019.